FLIGHT EQUIPMENT HELD FOR OPERATING LEASE	12 Months Ended
Dec. 31, 2017
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE
6.	FLIGHT EQUIPMENT HELD FOR OPERATING LEASE

As of December 31, 2017, the Company had 84 aircraft held for operating lease, of which 82 aircraft were on lease to 43 lessees in 27 countries, and two aircraft were off-lease. As of December 31, 2016, the Company had 75 aircraft held for operating lease, on lease to 41 lessees in 26 countries.

During the year ended December 31, 2017, the Company purchased ten aircraft held for operating lease, and capitalized $438.1 million. During the year ended December 31, 2016, the Company purchased ten aircraft held for operating lease, and capitalized $545.8 million.

Other than the one aircraft re-classified as flight equipment held for sale (see Note 5), the Company did not sell any aircraft during the year ended December 31, 2017. During the year ended December 31, 2016, the Company sold 13 aircraft held for operating lease, 12 of which generated a $15.2 million gain on sale of aircraft. The Company recorded a gain on debt extinguishment of $0.6 million with the sale of the last aircraft, which was financed by a secured borrowing. The sale proceeds were paid to the lender as full and final discharge of the associated debt. During the year ended December 31, 2015, the Company sold 12 aircraft held for operating lease and recognized a loss on sale of aircraft of $4.0 million.

In 2017, the Company had two aircraft on lease to Air Berlin, including one Airbus A321-200 aircraft (manufactured in 2015) and one Airbus A330-200 aircraft (manufactured in 2001). In August 2017, Air Berlin commenced insolvency proceedings in Germany and the United States. As a result of these insolvency proceedings, the Company assessed both aircraft leased to Air Berlin for impairment. During the year ended December 31, 2017, the Company recognized aircraft impairment of $22.0 million related to the Airbus A330-200 aircraft. The lease was terminated, and this aircraft was returned to the Company and redelivered to another airline in January 2018. The Company did not recognize aircraft impairment on the Airbus A321-200 aircraft.

During the year ended December 31, 2016, the Company recognized aircraft impairment of $96.1 million related to one narrow-body aircraft and three wide-body aircraft. The Company sold the narrow-body aircraft in the third quarter of 2016, with proceeds paid to the lender in full satisfaction of the associated debt. During the year ended December 31, 2015, the Company recognized aircraft impairment of $66.1 million. The impairment charge related to three wide-body aircraft nearing the end of their economic lives and 11 narrow-body aircraft, ten of which were sold in 2015 and 2016.

Flight equipment held for operating lease consists of the following (dollars in thousands):

	December 31, 2017	December 31, 2016
Cost	$3,574,202	$3,180,160
Accumulated depreciation	(612,458)	(486,339)
Flight equipment held for operating lease, net	$2,961,744	$2,693,821

The Company capitalized $7.4 million and $5.7 million of major maintenance expenditures for the years ended December 31, 2017 and 2016, respectively.

The classification of the net book value of flight equipment held for operating lease, net and operating lease revenue by geographic region in the tables and discussion below is based on the principal operating location of the lessees.

The distribution of the net book value of flight equipment held for operating lease by geographic region is as follows (dollars in thousands):

	December 31, 2017		December 31, 2016
Europe:
Spain	$175,593	6%	$57,845	2%
Turkey	135,764	5%	142,787	5%
United Kingdom	128,116	4%	143,560	5%
Germany	—	—	98,483	4%
Russia	16,332	—	17,582	1%
Other	235,013	8%	179,155	7%
Europe — Total	690,818	23%	639,412	24%
Asia and South Pacific:
India	601,072	20%	574,853	21%
Philippines	268,504	9%	279,031	10%
Indonesia	204,840	7%	62,921	2%
China	186,083	6%	194,774	7%
Other	152,371	5%	153,323	7%
Asia and South Pacific — Total	1,412,870	47%	1,264,902	47%
Mexico, South and Central America:
Chile	83,097	3%	86,251	3%
Other	79,177	3%	83,368	3%
Mexico, South and Central America — Total	162,274	6%	169,619	6%
North America:
United States	147,580	5%	156,472	6%
Other	52,182	2%	55,044	2%
North America — Total	199,762	7%	211,516	8%
Middle East and Africa:
Ethiopia	322,896	11%	332,817	12%
Other	116,273	4%	75,555	3%
Middle East and Africa — Total	439,169	15%	408,372	15%
Off-Lease — Total	56,851	2%	—	—
Total flight equipment held for operating lease, net	$2,961,744	100%	$2,693,821	100%

The distribution of operating lease revenue by geographic region for the years ended December 31, 2017, 2016 and 2015 is as follows (dollars in thousands):

	Years ended
	2017		2016		2015
Europe:
Spain	$11,199	3%	$5,361	2%	$9,191	2%
Turkey	17,103	5%	24,593	8%	29,847	7%
United Kingdom	29,182	8%	34,498	11%	50,742	12%
Germany	26,457	8%	13,836	4%	18,201	4%
Russia	1,927	1%	3,141	1%	24,095	6%
Other	27,253	8%	25,253	8%	46,480	11%
Europe — Total	113,121	33%	106,682	34%	178,556	42%
Asia and South Pacific:
India	64,381	18%	39,640	13%	19,572	4%
Philippines	29,825	9%	29,129	9%	38,677	9%
Indonesia	16,308	5%	8,320	3%	7,915	2%
China	22,611	6%	23,882	8%	37,943	9%
Other	19,263	6%	18,967	5%	31,141	7%
Asia and South Pacific — Total	152,388	44%	119,938	38%	135,248	31%
Mexico, South and Central America:
Chile	8,939	3%	8,939	3%	24,336	6%
Other	8,626	2%	8,768	3%	16,732	4%
Mexico, South and Central America — Total	17,565	5%	17,707	6%	41,068	10%
North America:
United States	17,647	5%	24,591	8%	37,316	9%
Other	6,237	2%	6,223	2%	6,380	1%
North America — Total	23,884	7%	30,814	10%	43,696	10%
Middle East and Africa:
Ethiopia	30,018	9%	30,084	10%	22,808	5%
Other	9,918	2%	8,357	2%	8,315	2%
Middle East and Africa — Total	39,936	11%	38,441	12%	31,123	7%
Total Operating Lease Revenue	$346,894	100%	$313,582	100%	$429,691	100%

For the year ended December 31, 2017, the Company had one customer (Air India) that accounted for 11% of total operating lease revenue. No customer accounted for 10% or more of total operating lease revenue for the year ended December 31, 2016 or 2015.

The Company places a lessee on non-accrual status when it has determined that it is not probable that the economic benefits of the lease will be received by the Company, principally due to (i) the lessees' failure to pay rent and overhaul payments and (ii) the Company’s evaluation of the lessees' payment history.

Following the Air Berlin insolvency proceedings in August 2017, the Company had placed Air Berlin on non-accrual status and recognized revenue from the two aircraft leased to Air Berlin only as cash was received, including the application of any security deposits and letters of credit. Air Berlin returned both aircraft to the Company and the Company recognized $16.6 million of end of lease income from this lessee during the fourth quarter of 2017.

At December 31, 2017 and 2016, no lessees were on non-accrual status. At December 31, 2015, the Company had two lessees on non-accrual status.

For the years ended December 31, 2017, 2016 and 2015, the Company recognized end of lease income totaling $17.8 million, $8.9 million and $53.8 million, respectively.

As of December 31, 2017 and 2016, the weighted average remaining lease term of the Company’s aircraft held for operating lease was 6.3 years and 6.8 years, respectively.

Presented below are the contracted future minimum rental payments due under non-cancellable operating leases, as of December 31, 2017. For leases that have floating rental rates, the future minimum rental payments due assume that the rental payment due as of December 31, 2017 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2018	$355,172
2019	320,670
2020	280,506
2021	245,208
2022	209,542
Thereafter	734,445
Future minimum rental payments under operating leases	$2,145,543

For the years ended December 31, 2017, 2016 and 2015, amortization of lease incentives recorded as a reduction of operating lease revenue totaled $7.7 million, $8.9 million and $20.5 million, respectively. At December 31, 2017, lease incentive amortization for the next five years and thereafter is as follows (dollars in thousands):

Year ending December 31,
2018	$9,137
2019	8,449
2020	5,849
2021	3,594
2022	2,218
Thereafter	1,044
Future amortization of lease incentives	$30,291